Right of use assets & lease liabilities - Amounts recognized (Details) - EUR (€) € in Millions		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Right of use assets & lease liabilities
Lease liability	€ 140.4	€ 245.9	€ 140.4
Amounts recognized in the consolidated income statement
Interest on lease liabilities		5.6
Depreciation charge		59.4
Expenses relating to short-term leases	€ 37.2	38.2
Lease charges		€ 103.2	€ 83.9	€ 82.3